Provisions and other non-financial liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions		$ 63,445	$ 41,912
Non-current provisions		30,001	8,934
Provisions		93,446	50,846
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[1]	16,419	20,867
Non-current provisions	[1]	3,000	3,000
Provisions	[1]	19,419	23,867
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[2]	0	0
Non-current provisions	[2]	26,954	5,890
Provisions	[2]	26,954	5,890
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[3]	47,026	21,045
Non-current provisions	[3]	47	44
Provisions	[3]	$ 47,073	$ 21,089

[1]	These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 19.1).
[2]	The commitments related to Senageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.
[3]	Rent for the lease contract with CORFO: This relates to the lease of mining properties that SQM Salar S.A. pays on a quarterly basis to the state entity “Corporación de Fomento” (CORFO). The amount payable is calculated based on the sales of products extracted from the Atacama Saltpeter Deposit. It includes US$20.4 million corresponding to the estimation made by management for the settlement with CORFO (See notes 19.1.8, 25.5 and 32.2).